Contingent Assets and Liabilities, Provisions and Legal Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Provision

Below are the changes in civil, labor and other risks provisions:

	01/01 to 12/31/2018
	Civil	Labor	Other	Total
Opening balance	5,300	7,283	150	12,733
(-) Guaranteed Provisions by indemnity clause (Note 2.4.n)	(243)	(998)	0	(1,241)
Subtotal	5,057	6,285	150	11,492
Interest (Note 23)	145	508	0	653
Changes in the period reflected in results (Note 23)	319	1,982	423	2,724

Increase (*)	774	2,152	425	3,351
Reversal	(455)	(170)	(2)	(627)
Payment	(1,321)	(2,911)	0	(4,232)
Subtotal	4,200	5,864	573	10,637
(+) Guaranteed Provisions by indemnity clause (Note 2.4.n)	226	957	0	1,183
Closing balance	4,426	6,821	573	11,820

Current	1,350	2,911	573	4,834
Non-current	3,076	3,910	0	6,986

Escrow deposits at 12/31/2018 (Note 18a)	1,574	2,302	0	3,876

(*)	Civil provisions include the provision for economic plans amounting to R$ (184).

	01/01 to 12/31/2017
	Civil	Labor	Other	Total
Opening balance	5,172	7,232	259	12,663
Effect of change in consolidation criteria	(1)	—	—	(1)
Balance arising from the merger with Corpbanca (Note 3a)	39	284	—	323
(-) Guaranteed Provisions by indemnity clause (Note 2.4.n)	(256)	(1,066)	—	(1,322)
Subtotal	4,954	6,450	259	11,663
Interest (Note 23)	99	613	—	712
Changes in the period reflected in results (Note 23)	1,420	2,357	(109)	3,668

Increase (*)	1,962	2,592	4	4,558
Reversal	(542)	(235)	(113)	(890)
Payment	(1,416)	(3,135)	—	(4,551)
Subtotal	5,057	6,285	150	11,492
(+) Guaranteed Provisions by indemnity clause (Note 2.4.n)	243	998	—	1,241
Closing balance	5,300	7,283	150	12,733

Current	1,450	3,144	150	4,744
Non-current	3,850	4,139	—	7,989

Escrow deposits at 12/31/2017 (Note 18a)	1,457	2,200	—	3,657

(*)	Civil provisions include the provision for economic plans amounting to R$ 184.

Summary of Assets Pledged as Collateral for Lawsuits Involving Contingent Liabilities are Restricted or Deposited

	12/31/2018	12/31/2017
Financial assets - at fair value through profit or loss and at fair value through other comprehensive income (basically financial treasury bills)	730	962
Escrow deposits (Note 18a)	4,312	4,585

Civil labor and other provisions [member]
Disclosure of Provision

The table below shows the changes in the provisions:

	01/01 to 12/31/2018	01/01 to 12/31/2017

Opening balance	7,003	8,246
(-) Provisions guaranteed by indemnity clause (Note 2.4 n)	(66)	(69)
Subtotal	6,937	8,177
Interest (*)	384	613
Changes in the period reflected in results	(259)	(27)

Increase (*)	392	452
Reversal (*)	(651)	(479)
Payment	(337)	(1,826)
Subtotal	6,725	6,937
(+) Provisions guaranteed by indemnity clause (Note 2.4 n)	68	66
Closing balance	6,793	7,003

Current	107	230
Non-current	6,686	6,773

(*)	The amounts are included in the headings Tax Expenses, General and Administrative Expenses and Current Income Tax and Social Contribution.

Escrow deposits	01/01 to 12/31/2018	01/01 to 12/31/2017

Opening balance	5,170	4,847
Appropriation of interest	199	344
Changes in the period	(22)	(3)

Deposits made	251	240
Withdrawals	(48)	(202)
Deposits released	(225)	(41)
Closing balance	5,347	5,188

Reclassification of assets pledged as collateral for contingencies (Note 29e)	(1)	(18)
Closing balance after reclassification (Note 18a)	5,346	5,170